SUMMARY OF DEFERRED REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Balance, beginning of period			$ 1,518,163	$ 953,546
Deferral of revenue	$ 2,961,749	$ 2,418,820	2,153,640	2,961,749
Recognition of deferred revenue	(2,397,132)	(1,494,225)	(2,026,443)	(2,397,132)
Balance, end of period	1,518,163	953,546	1,645,360	1,518,163
Current	1,478,430	728,749	1,134,535	1,478,430
Non-current	39,733	224,797	510,825	39,733
Deferred revenue	$ 1,518,163	$ 953,546	$ 1,645,360	$ 1,518,163	$ 28,951